UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 06/30/2012
06/29/2012 Prices

UPRIGHT GROWTH FUND
615 West Mt. Pleasant Ave
Livingston, NJ 07039

		Current
Description	Quantity	Value	Weight

Equities

Basic Material
Bhp Billiton Ltd Adr	800	52,240	0.80%
Dow Chemical Company	6,700	211,050	3.25%
Mosaic Company	3,000	164,280	2.53%
		427,570	6.58%
Real Estate
Proshs Ultra Real Estate	2,000	131,500	2.02%

Bank
Bank Of America Corp	9,000	73,620	1.13%

Computer
Apple Computer Inc	2,400	1,401,600	21.56%
Dell Inc	3,000	37,530	0.58%
		1,439,130	22.14%

Consumer
Whirlpool Corp	1,000	61,160	0.94%

Diversified Company
General Electric Company	2,000	41,680	0.64%
Manitowoc Company Inc	29,000	339,300	5.22%
		380,980	5.86%

Electronic
Au Optronics Corp Adr	8,650	34,773	0.54%
Corning Inc	18,000	232,740	3.58%
		267,513	4.12%
Energy
Canadian Solar Inc	38,000	136,800	2.11%

Financial Service
Citigroup Inc	600	16,446	0.25%
Direxion Shs Exch Trd Fd	1,400	124,880	1.92%
		141,326	2.17%

Food
Starbucks Corp	4,500	239,940	3.69%

Healthcare
Unitedhealth Group Inc	2,000	117,000	1.80%

Insurance
A F L A C Inc	4,500	191,655	2.95%
Metlife Inc	3,500	107,975	1.66%
		299,630	4.61%

Leisure
Mgm Mirage	6,000	66,960	1.03%

Medical
Abbott Laboratories	3,500	225,645	3.47%
Medtronic Inc	500	19365	0.30%
Pfizer Incorporated	16,800	386,400	5.95%
Teva Pharm Inds Ltd Adrf	5000	197,200	3.03%
		828,610	12.75%

Oil
Chevron Corporation	1,000	105,500	1.62%
Oil Service Holders Tr	500	53,405	0.82%
		158,905	2.45%

Semiconductor
Himax Technologies Adr	3,5000	65,625	1.01%
Memc Electrnc Materials	47,000	101,990	1.57%
Silcon Motion Technology	71,000	1,001,810	15.41%
Taiwan Semiconductr Adrf	14926	208,367	3.21%
		1,377,792	21.20%

Telecommunication
Directv Group Inc	500	24,410	0.38%
Research In Motion Ltd	1,100	8,129	0.13%
		32,539	0.50%

Transportation
Dryships Inc	2,5000	54,750	0.84%

		6,235,725	95.94%

Cash and Money Funds
CASH		264,253	4.07%

		6,499,978	100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

Upright Growth Fund

1. SECURITY TRANSACITONS

On June 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,497,765 amounted to $737,960, which consisted of aggregate gross unrealized appreciation of $824,768 and aggregate gross unrealized depreciation of $86,808.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date:August 23, 2012

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date:August 23, 2012

* Print the name and title of each signing officer under his or her signature.